Segment Information - Schedule of Allocation of Intangible Assets Based on Geography (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Intangible assets	$ 49,619	$ 37,512
Argentina [member]
Segment Reporting Information [Line Items]
Intangible assets	28,487	19,616
Uruguay [member]
Segment Reporting Information [Line Items]
Intangible assets	14,859	14,837
Other Countries [member]
Segment Reporting Information [Line Items]
Intangible assets	$ 6,273	$ 3,059